UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        July 31, 2008
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      $76,002 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
CACI INTERNATIONAL INC-  COMMON   127190304       3,964     86,600  Sole            86,600
CL A
ARRIS GROUP INC          OTC EQ   04269Q100       3,612    427,400  Sole           427,400
ADTRAN INC               OTC EQ   00738A106       2,680    112,400  Sole           112,400
COMTECH                  OTC EQ   205826209       3,386     69,100  Sole            69,100
TELECOMMUNICATIONS
CORP NEW
POWERWAVE TECHNOLOGIES   OTC EQ   739363109       3,064    720,900  Sole           720,900
INC
ADVANCE AUTO PARTS INC   COMMON   00751Y106       3,064     78,900  Sole            78,900
99 CENTS ONLY STORES     COMMON   65440K106       2,565    388,600  Sole           388,600
ANADIGICS INC            OTC EQ   032515108       2,790    283,200  Sole           283,200
COMMSCOPE INC            COMMON   203372107       4,032     76,400  Sole            76,400
PACIFIC SUNWEAR OF       OTC EQ   694873100       2,826    331,300  Sole           331,300
CALIFORNIA  INC
HEARTLAND EXPRESS INC    OTC EQ   422347104       2,904    194,800  Sole           194,800
ON SEMICONDUCTOR CORP    OTC EQ   682189105       1,995    217,600  Sole           217,600
JABIL CIRCUIT INC        COMMON   466313103       3,331    203,000  Sole           203,000
SARA LEE CORP            COMMON   803111103       3,274    267,300  Sole           267,300
AMERICAN EAGLE           COMMON   02553E106         691     50,700  Sole            50,700
OUTFITTERS INC  NEW
BALDOR ELECTRIC CO       COMMON   057741100       2,700     77,200  Sole            77,200
C&D TECHNOLOGIES INC     COMMON   124661109       2,766    327,000  Sole           327,000
FOOT LOCKER INC          COMMON   344849104       1,977    158,800  Sole           158,800
PACTIV CORPORATION       COMMON   695257105       1,877     88,400  Sole            88,400
FRED'S INC               OTC EQ   356108100       2,692    239,500  Sole           239,500
CARRIAGE SERVICES INC    COMMON   143905107         199     30,100  Sole            30,100
UTI WORLDWIDE INC        OTC EQ   G87210103       2,799    140,300  Sole           140,300
PLANTRONICS INC NEW      COMMON   727493108       3,850    172,500  Sole           172,500
INTERVOICE INC           OTC EQ   461142101       1,815    318,400  Sole           318,400
PERKINELMER INC          COMMON   714046109       2,665     95,700  Sole            95,700
ENERSYS  COM             COMMON   29275Y102       3,806    111,200  Sole           111,200
ADC TELECOMMUNICATIONS   OTC EQ   000886309       3,480    235,600  Sole           235,600
INC
FURMANITE CORPORATION    OTC EQ   361086101       1,199    150,200  Sole           150,200

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